Offerings	May 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Offering Note
(1)
This Registration Statement also covers delayed delivery contracts which may be issued by Equity Residential or ERP Operating Limited Partnership under which the counterparty may be required to purchase securities covered hereby. Such contracts may be issued together with the specific securities to which they relate. In addition, securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.

(2)
An unspecified and indeterminate aggregate initial offering price, number or amount of securities is being registered as may from time to time be sold at indeterminate prices. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement includes 13,000,000 common shares of beneficial interest of Equity Residential, of which (i) 11,259,450 common shares of beneficial interest of Equity Residential were previously registered on the prospectus supplement, dated July 31, 2013, related to the Registration Statement on Form
S-3
(Registration
No. 333-190248),
which was filed with the Securities and Exchange Commission (the “SEC”) on July 30, 2013 (the “2013 Registration Statement”), subsequently on the prospectus supplement, dated June 29, 2016, related to the Registration Statement on Form
S-3
(Registration
No. 333-212284),
which was filed with the SEC on June 28, 2016 (the “2016 Registration Statement”), subsequently on the prospectus supplement, dated June 6, 2019, related to the Registration Statement on Form
S-3
(Registration
No. 333-231967),
which was filed with the SEC on June 5, 2019 (the “2019 Registration Statement”), and subsequently on the prospectus supplement, dated May 18, 2022, related to the expiring Registration Statement on Form
S-3
(Registration
No. 333-265017),
which was filed with the SEC on May 17, 2022 (the “Expiring Registration Statement”), and were not sold thereunder, and (ii) 1,740,550 common shares of beneficial interest of Equity Residential were previously registered on the prospectus supplement, dated May 18, 2022, related to the Expiring Registration Statement, and were not sold thereunder.

(3)
Payment of the registration fee is deferred in reliance upon Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the original registration of the unsold common shares of beneficial interest on the prospectus supplement, dated July 31, 2013, related to the 2013 Registration Statement, Equity Residential paid a registration fee of $102,314, which included (i) $19,971 paid on the unsold securities registered on a prospectus supplement, dated July 18, 2011, relating to the Registration Statement on Form
S-3
(Registration
No. 333-169956),
which was filed with the SEC on October 15, 2010, based on the fee rate then in effect, and (ii) $36,825, which reflects a portion of previously paid registration fees of $61,392 paid on the unsold securities registered on a prospectus supplement, dated December 8, 2011, relating to the Registration Statement on Form
S-3
(Registration
No. 333-169956),
which was filed with the SEC on October 15, 2010, based on the fee rate then in effect. The total registration fee of $102,314 was applied to the 2016 Registration Statement and the 2019 Registration Statement, and the portion of the total registration fee of $88,615 related to the 11,259,450 unsold common shares of beneficial interest was applied to the Expiring Registration Statement and will continue to be applied to such shares in this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Expiring Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

(4)
Payment of the registration fee is deferred in reliance upon Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the original registration of the unsold common shares of beneficial interest on the prospectus supplement, dated May 18, 2022, related to the Expiring Registration Statement, Equity Residential paid a registration fee of $11,884 based on the fee rate then in effect. The total registration fee of $11,884 related to the 1,740,550 unsold common shares of beneficial interest will continue to be applied to such shares in this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Expiring Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares of Beneficial Interest
Offering Note
(1)
This Registration Statement also covers delayed delivery contracts which may be issued by Equity Residential or ERP Operating Limited Partnership under which the counterparty may be required to purchase securities covered hereby. Such contracts may be issued together with the specific securities to which they relate. In addition, securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.

(2)
An unspecified and indeterminate aggregate initial offering price, number or amount of securities is being registered as may from time to time be sold at indeterminate prices. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement includes 13,000,000 common shares of beneficial interest of Equity Residential, of which (i) 11,259,450 common shares of beneficial interest of Equity Residential were previously registered on the prospectus supplement, dated July 31, 2013, related to the Registration Statement on Form
S-3
(Registration
No. 333-190248),
which was filed with the Securities and Exchange Commission (the “SEC”) on July 30, 2013 (the “2013 Registration Statement”), subsequently on the prospectus supplement, dated June 29, 2016, related to the Registration Statement on Form
S-3
(Registration
No. 333-212284),
which was filed with the SEC on June 28, 2016 (the “2016 Registration Statement”), subsequently on the prospectus supplement, dated June 6, 2019, related to the Registration Statement on Form
S-3
(Registration
No. 333-231967),
which was filed with the SEC on June 5, 2019 (the “2019 Registration Statement”), and subsequently on the prospectus supplement, dated May 18, 2022, related to the expiring Registration Statement on Form
S-3
(Registration
No. 333-265017),
which was filed with the SEC on May 17, 2022 (the “Expiring Registration Statement”), and were not sold thereunder, and (ii) 1,740,550 common shares of beneficial interest of Equity Residential were previously registered on the prospectus supplement, dated May 18, 2022, related to the Expiring Registration Statement, and were not sold thereunder.

(3)
Payment of the registration fee is deferred in reliance upon Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the original registration of the unsold common shares of beneficial interest on the prospectus supplement, dated July 31, 2013, related to the 2013 Registration Statement, Equity Residential paid a registration fee of $102,314, which included (i) $19,971 paid on the unsold securities registered on a prospectus supplement, dated July 18, 2011, relating to the Registration Statement on Form
S-3
(Registration
No. 333-169956),
which was filed with the SEC on October 15, 2010, based on the fee rate then in effect, and (ii) $36,825, which reflects a portion of previously paid registration fees of $61,392 paid on the unsold securities registered on a prospectus supplement, dated December 8, 2011, relating to the Registration Statement on Form
S-3
(Registration
No. 333-169956),
which was filed with the SEC on October 15, 2010, based on the fee rate then in effect. The total registration fee of $102,314 was applied to the 2016 Registration Statement and the 2019 Registration Statement, and the portion of the total registration fee of $88,615 related to the 11,259,450 unsold common shares of beneficial interest was applied to the Expiring Registration Statement and will continue to be applied to such shares in this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Expiring Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

(4)
Payment of the registration fee is deferred in reliance upon Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the original registration of the unsold common shares of beneficial interest on the prospectus supplement, dated May 18, 2022, related to the Expiring Registration Statement, Equity Residential paid a registration fee of $11,884 based on the fee rate then in effect. The total registration fee of $11,884 related to the 1,740,550 unsold common shares of beneficial interest will continue to be applied to such shares in this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Expiring Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares, representing Preferred Shares
Offering Note
(1)
This Registration Statement also covers delayed delivery contracts which may be issued by Equity Residential or ERP Operating Limited Partnership under which the counterparty may be required to purchase securities covered hereby. Such contracts may be issued together with the specific securities to which they relate. In addition, securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.

(2)
An unspecified and indeterminate aggregate initial offering price, number or amount of securities is being registered as may from time to time be sold at indeterminate prices. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement includes 13,000,000 common shares of beneficial interest of Equity Residential, of which (i) 11,259,450 common shares of beneficial interest of Equity Residential were previously registered on the prospectus supplement, dated July 31, 2013, related to the Registration Statement on Form
S-3
(Registration
No. 333-190248),
which was filed with the Securities and Exchange Commission (the “SEC”) on July 30, 2013 (the “2013 Registration Statement”), subsequently on the prospectus supplement, dated June 29, 2016, related to the Registration Statement on Form
S-3
(Registration
No. 333-212284),
which was filed with the SEC on June 28, 2016 (the “2016 Registration Statement”), subsequently on the prospectus supplement, dated June 6, 2019, related to the Registration Statement on Form
S-3
(Registration
No. 333-231967),
which was filed with the SEC on June 5, 2019 (the “2019 Registration Statement”), and subsequently on the prospectus supplement, dated May 18, 2022, related to the expiring Registration Statement on Form
S-3
(Registration
No. 333-265017),
which was filed with the SEC on May 17, 2022 (the “Expiring Registration Statement”), and were not sold thereunder, and (ii) 1,740,550 common shares of beneficial interest of Equity Residential were previously registered on the prospectus supplement, dated May 18, 2022, related to the Expiring Registration Statement, and were not sold thereunder.

(3)
Payment of the registration fee is deferred in reliance upon Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the original registration of the unsold common shares of beneficial interest on the prospectus supplement, dated July 31, 2013, related to the 2013 Registration Statement, Equity Residential paid a registration fee of $102,314, which included (i) $19,971 paid on the unsold securities registered on a prospectus supplement, dated July 18, 2011, relating to the Registration Statement on Form
S-3
(Registration
No. 333-169956),
which was filed with the SEC on October 15, 2010, based on the fee rate then in effect, and (ii) $36,825, which reflects a portion of previously paid registration fees of $61,392 paid on the unsold securities registered on a prospectus supplement, dated December 8, 2011, relating to the Registration Statement on Form
S-3
(Registration
No. 333-169956),
which was filed with the SEC on October 15, 2010, based on the fee rate then in effect. The total registration fee of $102,314 was applied to the 2016 Registration Statement and the 2019 Registration Statement, and the portion of the total registration fee of $88,615 related to the 11,259,450 unsold common shares of beneficial interest was applied to the Expiring Registration Statement and will continue to be applied to such shares in this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Expiring Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

(4)
Payment of the registration fee is deferred in reliance upon Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the original registration of the unsold common shares of beneficial interest on the prospectus supplement, dated May 18, 2022, related to the Expiring Registration Statement, Equity Residential paid a registration fee of $11,884 based on the fee rate then in effect. The total registration fee of $11,884 related to the 1,740,550 unsold common shares of beneficial interest will continue to be applied to such shares in this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Expiring Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
This Registration Statement also covers delayed delivery contracts which may be issued by Equity Residential or ERP Operating Limited Partnership under which the counterparty may be required to purchase securities covered hereby. Such contracts may be issued together with the specific securities to which they relate. In addition, securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.

(2)
An unspecified and indeterminate aggregate initial offering price, number or amount of securities is being registered as may from time to time be sold at indeterminate prices. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement includes 13,000,000 common shares of beneficial interest of Equity Residential, of which (i) 11,259,450 common shares of beneficial interest of Equity Residential were previously registered on the prospectus supplement, dated July 31, 2013, related to the Registration Statement on Form
S-3
(Registration
No. 333-190248),
which was filed with the Securities and Exchange Commission (the “SEC”) on July 30, 2013 (the “2013 Registration Statement”), subsequently on the prospectus supplement, dated June 29, 2016, related to the Registration Statement on Form
S-3
(Registration
No. 333-212284),
which was filed with the SEC on June 28, 2016 (the “2016 Registration Statement”), subsequently on the prospectus supplement, dated June 6, 2019, related to the Registration Statement on Form
S-3
(Registration
No. 333-231967),
which was filed with the SEC on June 5, 2019 (the “2019 Registration Statement”), and subsequently on the prospectus supplement, dated May 18, 2022, related to the expiring Registration Statement on Form
S-3
(Registration
No. 333-265017),
which was filed with the SEC on May 17, 2022 (the “Expiring Registration Statement”), and were not sold thereunder, and (ii) 1,740,550 common shares of beneficial interest of Equity Residential were previously registered on the prospectus supplement, dated May 18, 2022, related to the Expiring Registration Statement, and were not sold thereunder.

(3)
Payment of the registration fee is deferred in reliance upon Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the original registration of the unsold common shares of beneficial interest on the prospectus supplement, dated July 31, 2013, related to the 2013 Registration Statement, Equity Residential paid a registration fee of $102,314, which included (i) $19,971 paid on the unsold securities registered on a prospectus supplement, dated July 18, 2011, relating to the Registration Statement on Form
S-3
(Registration
No. 333-169956),
which was filed with the SEC on October 15, 2010, based on the fee rate then in effect, and (ii) $36,825, which reflects a portion of previously paid registration fees of $61,392 paid on the unsold securities registered on a prospectus supplement, dated December 8, 2011, relating to the Registration Statement on Form
S-3
(Registration
No. 333-169956),
which was filed with the SEC on October 15, 2010, based on the fee rate then in effect. The total registration fee of $102,314 was applied to the 2016 Registration Statement and the 2019 Registration Statement, and the portion of the total registration fee of $88,615 related to the 11,259,450 unsold common shares of beneficial interest was applied to the Expiring Registration Statement and will continue to be applied to such shares in this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Expiring Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

(4)
Payment of the registration fee is deferred in reliance upon Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the original registration of the unsold common shares of beneficial interest on the prospectus supplement, dated May 18, 2022, related to the Expiring Registration Statement, Equity Residential paid a registration fee of $11,884 based on the fee rate then in effect. The total registration fee of $11,884 related to the 1,740,550 unsold common shares of beneficial interest will continue to be applied to such shares in this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Expiring Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Offering Note
(1)
This Registration Statement also covers delayed delivery contracts which may be issued by Equity Residential or ERP Operating Limited Partnership under which the counterparty may be required to purchase securities covered hereby. Such contracts may be issued together with the specific securities to which they relate. In addition, securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.

(2)
An unspecified and indeterminate aggregate initial offering price, number or amount of securities is being registered as may from time to time be sold at indeterminate prices. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement includes 13,000,000 common shares of beneficial interest of Equity Residential, of which (i) 11,259,450 common shares of beneficial interest of Equity Residential were previously registered on the prospectus supplement, dated July 31, 2013, related to the Registration Statement on Form
S-3
(Registration
No. 333-190248),
which was filed with the Securities and Exchange Commission (the “SEC”) on July 30, 2013 (the “2013 Registration Statement”), subsequently on the prospectus supplement, dated June 29, 2016, related to the Registration Statement on Form
S-3
(Registration
No. 333-212284),
which was filed with the SEC on June 28, 2016 (the “2016 Registration Statement”), subsequently on the prospectus supplement, dated June 6, 2019, related to the Registration Statement on Form
S-3
(Registration
No. 333-231967),
which was filed with the SEC on June 5, 2019 (the “2019 Registration Statement”), and subsequently on the prospectus supplement, dated May 18, 2022, related to the expiring Registration Statement on Form
S-3
(Registration
No. 333-265017),
which was filed with the SEC on May 17, 2022 (the “Expiring Registration Statement”), and were not sold thereunder, and (ii) 1,740,550 common shares of beneficial interest of Equity Residential were previously registered on the prospectus supplement, dated May 18, 2022, related to the Expiring Registration Statement, and were not sold thereunder.

(3)
Payment of the registration fee is deferred in reliance upon Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the original registration of the unsold common shares of beneficial interest on the prospectus supplement, dated July 31, 2013, related to the 2013 Registration Statement, Equity Residential paid a registration fee of $102,314, which included (i) $19,971 paid on the unsold securities registered on a prospectus supplement, dated July 18, 2011, relating to the Registration Statement on Form
S-3
(Registration
No. 333-169956),
which was filed with the SEC on October 15, 2010, based on the fee rate then in effect, and (ii) $36,825, which reflects a portion of previously paid registration fees of $61,392 paid on the unsold securities registered on a prospectus supplement, dated December 8, 2011, relating to the Registration Statement on Form
S-3
(Registration
No. 333-169956),
which was filed with the SEC on October 15, 2010, based on the fee rate then in effect. The total registration fee of $102,314 was applied to the 2016 Registration Statement and the 2019 Registration Statement, and the portion of the total registration fee of $88,615 related to the 11,259,450 unsold common shares of beneficial interest was applied to the Expiring Registration Statement and will continue to be applied to such shares in this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Expiring Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

(4)
Payment of the registration fee is deferred in reliance upon Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the original registration of the unsold common shares of beneficial interest on the prospectus supplement, dated May 18, 2022, related to the Expiring Registration Statement, Equity Residential paid a registration fee of $11,884 based on the fee rate then in effect. The total registration fee of $11,884 related to the 1,740,550 unsold common shares of beneficial interest will continue to be applied to such shares in this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Expiring Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Offering Note
(1)
This Registration Statement also covers delayed delivery contracts which may be issued by Equity Residential or ERP Operating Limited Partnership under which the counterparty may be required to purchase securities covered hereby. Such contracts may be issued together with the specific securities to which they relate. In addition, securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.

(2)
An unspecified and indeterminate aggregate initial offering price, number or amount of securities is being registered as may from time to time be sold at indeterminate prices. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement includes 13,000,000 common shares of beneficial interest of Equity Residential, of which (i) 11,259,450 common shares of beneficial interest of Equity Residential were previously registered on the prospectus supplement, dated July 31, 2013, related to the Registration Statement on Form
S-3
(Registration
No. 333-190248),
which was filed with the Securities and Exchange Commission (the “SEC”) on July 30, 2013 (the “2013 Registration Statement”), subsequently on the prospectus supplement, dated June 29, 2016, related to the Registration Statement on Form
S-3
(Registration
No. 333-212284),
which was filed with the SEC on June 28, 2016 (the “2016 Registration Statement”), subsequently on the prospectus supplement, dated June 6, 2019, related to the Registration Statement on Form
S-3
(Registration
No. 333-231967),
which was filed with the SEC on June 5, 2019 (the “2019 Registration Statement”), and subsequently on the prospectus supplement, dated May 18, 2022, related to the expiring Registration Statement on Form
S-3
(Registration
No. 333-265017),
which was filed with the SEC on May 17, 2022 (the “Expiring Registration Statement”), and were not sold thereunder, and (ii) 1,740,550 common shares of beneficial interest of Equity Residential were previously registered on the prospectus supplement, dated May 18, 2022, related to the Expiring Registration Statement, and were not sold thereunder.

(3)
Payment of the registration fee is deferred in reliance upon Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the original registration of the unsold common shares of beneficial interest on the prospectus supplement, dated July 31, 2013, related to the 2013 Registration Statement, Equity Residential paid a registration fee of $102,314, which included (i) $19,971 paid on the unsold securities registered on a prospectus supplement, dated July 18, 2011, relating to the Registration Statement on Form
S-3
(Registration
No. 333-169956),
which was filed with the SEC on October 15, 2010, based on the fee rate then in effect, and (ii) $36,825, which reflects a portion of previously paid registration fees of $61,392 paid on the unsold securities registered on a prospectus supplement, dated December 8, 2011, relating to the Registration Statement on Form
S-3
(Registration
No. 333-169956),
which was filed with the SEC on October 15, 2010, based on the fee rate then in effect. The total registration fee of $102,314 was applied to the 2016 Registration Statement and the 2019 Registration Statement, and the portion of the total registration fee of $88,615 related to the 11,259,450 unsold common shares of beneficial interest was applied to the Expiring Registration Statement and will continue to be applied to such shares in this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Expiring Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

(4)
Payment of the registration fee is deferred in reliance upon Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the original registration of the unsold common shares of beneficial interest on the prospectus supplement, dated May 18, 2022, related to the Expiring Registration Statement, Equity Residential paid a registration fee of $11,884 based on the fee rate then in effect. The total registration fee of $11,884 related to the 1,740,550 unsold common shares of beneficial interest will continue to be applied to such shares in this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Expiring Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

(5)
Debt securities issued by ERP Operating Limited Partnership may or may not be accompanied by guarantees to be issued by Equity Residential at its sole option. Pursuant to Rule 457(n), no separate registration fee will be paid in respect of the registration of any such guarantees.

Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Amount Registered | shares	11,259,450
Carry Forward Form Type	S-3
Carry Forward File Number	333-190248
Carry Forward Initial Effective Date	Jul. 30, 2013
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward | $	$ 88,615
Offering Note
(3)
Payment of the registration fee is deferred in reliance upon Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the original registration of the unsold common shares of beneficial interest on the prospectus supplement, dated July 31, 2013, related to the 2013 Registration Statement, Equity Residential paid a registration fee of $102,314, which included (i) $19,971 paid on the unsold securities registered on a prospectus supplement, dated July 18, 2011, relating to the Registration Statement on Form
S-3
(Registration
No. 333-169956),
which was filed with the SEC on October 15, 2010, based on the fee rate then in effect, and (ii) $36,825, which reflects a portion of previously paid registration fees of $61,392 paid on the unsold securities registered on a prospectus supplement, dated December 8, 2011, relating to the Registration Statement on Form
S-3
(Registration
No. 333-169956),
which was filed with the SEC on October 15, 2010, based on the fee rate then in effect. The total registration fee of $102,314 was applied to the 2016 Registration Statement and the 2019 Registration Statement, and the portion of the total registration fee of $88,615 related to the 11,259,450 unsold common shares of beneficial interest was applied to the Expiring Registration Statement and will continue to be applied to such shares in this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Expiring Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Amount Registered | shares	11,259,450
Carry Forward Form Type	S-3
Carry Forward File Number	333-212284
Carry Forward Initial Effective Date	Jun. 28, 2016
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward | $	$ 0
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Amount Registered | shares	11,259,450
Carry Forward Form Type	S-3
Carry Forward File Number	333-231967
Carry Forward Initial Effective Date	Jun. 05, 2019
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward | $	$ 0
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Amount Registered | shares	11,259,450
Carry Forward Form Type	S-3
Carry Forward File Number	333-265017
Carry Forward Initial Effective Date	May 17, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward | $	$ 0
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Amount Registered | shares	1,740,550
Carry Forward Form Type	S-3
Carry Forward File Number	333-265017
Carry Forward Initial Effective Date	May 17, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward | $	$ 11,884
Offering Note
(4)
Payment of the registration fee is deferred in reliance upon Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the original registration of the unsold common shares of beneficial interest on the prospectus supplement, dated May 18, 2022, related to the Expiring Registration Statement, Equity Residential paid a registration fee of $11,884 based on the fee rate then in effect. The total registration fee of $11,884 related to the 1,740,550 unsold common shares of beneficial interest will continue to be applied to such shares in this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Expiring Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.